Shareholders equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Shareholders Equity
Net loss attributable to shareholders	$ (6,216)	$ (4,004)
Weighted average common shares outstanding	266,999,724	232,208,260
Diluted shares outstanding	266,999,724	232,208,260
Net loss per share - basic and diluted	$ (0.02)	$ (0.02)